Business Combinations - Additional Information (Detail) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 10, 2015 USD ($) Facility	Nov. 30, 2015 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Cash consideration paid				$ 246
Increase in fixed assets				271	$ 21
Increase in goodwill					3
Increase in other assets				11	4
Long-term debt					4
Deferred tax liabilities				21	$ 1
Xingqiaorui Partnership [Member]
Business Acquisition [Line Items]
Controlling interest acquired	53.00%
Number of manufacturing facilities in China | Facility	3
Cash paid	$ 36
Percentage of noncontrolling equity interest in Xingqiaorui	47.00%
Cash consideration paid	$ 130			130
Gain on re-measurement	20
Gain on re-measurement, after tax	$ 17
Increase in fixed assets				164
Increase in other assets				10
Deferred tax liabilities				18
Stadco Automotive Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration paid				115
Interest acquired		100.00%
Cash paid		$ 115
Increase in fixed assets				107
Deferred tax liabilities				$ 3
Techform Group Of Companies [Member]
Business Acquisition [Line Items]
Cash paid			$ 23
Acquisition date			2014-10